Retirement benefits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Defined Benefit Plan

	Net defined benefit obligation

	2023 $m	2022 $m	2021 $m

At 1 January	66	92	103

Recognised in profit or loss

Interest expense	3	2	2

	3	2	2

Recognised in other comprehensive income

Actuarial loss/(gain) arising from changes in:

Demographic assumptions	(1)	(1)	(3)

Financial assumptions	2	(22)	(3)

Experience adjustments	1	2	(1)

Re-measurement loss/(gain)	2	(21)	(7)

Exchange adjustments	–	(2)	(1)

	2	(23)	(8)

Other

Group contributions	(5)	(5)	(5)

	(5)	(5)	(5)

At 31 December	66	66	92

Comprising:

UK plan	19	18	30

US plans	34	35	45

US post-retirement plan	13	13	17

	66	66	92

Summary of Principal Financial Assumptions Used to Determine Benefit Obligations
The principal financial assumptions used by the actuaries to determine the defined benefit obligations are:

	2023%	2022%	2021%

UK plan only:

Pension increases	3.1	3.2	3.4

Inflation rate	3.1	3.2	3.4

Discount rate:

UK plan	4.8	5.0	1.8

US plans	4.7	4.9	2.4

US post-retirement plan	4.7	4.9	2.4

US healthcare cost trend rate assumed for the next year:

Pre-65 (ultimate rate reached in 2034)	7.8	6.9	6.2

Post-65 (ultimate rate reached in 2034)	8.6	7.3	6.5

Ultimate rate that the cost rate trends to	4.5	4.5	4.5

Defined Benefit Plans - Life Expectancy Assumptions at Retirement Age	The assumptions applied to the UK plan and US plans for life expectancy at retirement age are as follows:

		UK			US
		2023 years	2022 years	2021 years	2023 years	2022 years	2021 years
Current pensioners at 65 a	– male	23	24	24	22	22	22
	– female	25	26	26	23	23	23
Future pensioners at 65 b	– male	23	25	25	23	23	23
	– female	25	27	28	25	25	25

a	Relates to assumptions based on longevity following retirement at the end of the reporting period.

b	Relates to assumptions based on longevity relating to an employee retiring in 2043.

Defined Benefit Plans - Sensitivity Analysis of Actuarial Assumptions	The sensitivity analysis below relates to the increase/(decrease) in the benefit obligation and is based on extrapolating reasonable changes in these assumptions, using year-end
conditions and assuming no interdependency between the assumptions:

		2023 $m	2022 $m

Discount rate	1% decrease	6	7

	1% increase	(6)	(5)

Inflation rate	0.25% decrease	(1)	(1)

	0.25% increase	1	1

Mortality rate	One-year increase	3	3

Healthcare costs trend rate	1% decrease	(1)	(1)

	1% increase	1	1

Summary of Estimated Future Benefit Payments
Estimated future benefit payments

	2023 $m	2022 $m

Within one year	5	5

Between one and five years	21	20

More than five years	86	89

	112	114

	2023 years	2022 years

UK plan	13.0	14.0

US plans	7.5	7.6

US post-retirement plan	8.0	8.0